Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at June 30, 2022 (Successor) and December 31, 2021(Predecessor) are as follows:

	Successor		Predecessor
	June 30, 2022		December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	—	—	9	9
Liabilities
Liability subject to compromise- Secured credit facilities (Level 3)	—	—	2,094	5,662
Liability subject to compromise - Related Party Loans Payable (Level 3)	—	—	176	503
First Lien Senior Secured (Level 3)	181	184	—	—
Second Lien Senior Secured (Level 3)	734	734	—	—
Unsecured Convertible note - debt component (Level 3) *	37	50	—	—
* The conversion option, together with the issue discount, was recorded in the Predecessor equity which was subsequently cancelled on emergence from Chapter 11 proceedings.